Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000114217
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	1.55%	4.51%
Without Sales Load [Member] | C000114216
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%	1.27%	4.28%
Without Sales Load [Member] | C000166323
Average Annual Return [Line Items]
Average Annual Return, Percent		8.72%	1.69%	4.71%
Without Sales Load [Member] | C000260377
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		8.73%	2.48%	4.77%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		8.73%	2.48%	4.77%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent		8.73%	2.48%	4.77%
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%